Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	18 Months Ended	47 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Feb. 21, 2023	Aug. 31, 2022	Aug. 31, 2021	Oct. 13, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Sep. 30, 2015	Aug. 31, 2015	Aug. 31, 2014
C000021879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class A) —including sales charge
Account Value	$ 15,097	$ 15,097	$ 15,097	$ 15,097	$ 15,097	$ 15,097	$ 12,737		$ 11,364	$ 12,609		$ 10,361	$ 10,377	$ 11,704	$ 10,306	$ 9,230		$ 8,437	$ 9,450
Average Annual Return, Percent	11.93%			6.56%		4.21%
C000021879 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class A) —excluding sales charge
Average Annual Return, Percent	18.49%			7.78%		4.79%
C000021881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class C) —including sales charge
Account Value	$ 15,037	15,037	15,037	$ 15,037	15,037	$ 15,037	12,690		11,322	12,652		10,479	10,571	12,020	10,671	9,624		8,863	10,000
Average Annual Return, Percent	16.61%			6.98%		4.16%
C000021881 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class C) —excluding sales charge
Average Annual Return, Percent	17.61%			6.98%		4.16%
C000021882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class R)
Account Value	$ 15,577	15,577	15,577	$ 15,577	15,577	$ 15,577	13,171		11,790	13,118		10,807	10,853	12,268	10,833	9,723		8,907	10,000
Average Annual Return, Percent	18.15%			7.50%		4.53%
C000071346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class Y)
Account Value	$ 16,376	16,376	16,376	$ 16,376	16,376	$ 16,376	13,779		12,279	13,585		11,135	11,121	12,515	10,989	9,821		8,957	10,000
Average Annual Return, Percent	18.85%			8.05%		5.06%
C000057286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Investor Class)
Account Value	$ 15,965	15,965	15,965	$ 15,965	15,965	$ 15,965	13,465		12,028	13,338		10,967	10,983	12,382	10,906	9,761		8,924	10,000
Average Annual Return, Percent	18.56%			7.77%		4.79%
C000021883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class R5)
Account Value	$ 16,590	16,590	16,590	$ 16,590	16,590	$ 16,590	13,960		12,434	13,747		11,247	11,218	12,600	11,046	9,845		8,965	10,000
Average Annual Return, Percent	18.83%			8.14%		5.19%
C000188888 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class R6)
Account Value	$ 16,402	16,402	16,402	$ 16,402	16,402	$ 16,402	13,816		12,293	13,605		11,131	11,092	12,456	10,926	9,767		8,928	10,000
Average Annual Return, Percent	18.72%			8.14%		5.07%
C000032264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class A) —including sales charge
Account Value	$ 14,246	14,246	14,246	$ 14,246	14,246	$ 14,246	13,161		12,164	12,324		11,214	11,381	11,103	10,615	10,011		9,709	9,750
Average Annual Return, Percent	5.41%			4.05%		3.60%
C000032264 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class A) —excluding sales charge
Average Annual Return, Percent	8.03%			4.58%		3.86%
C000032266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class C) —including sales charge
Account Value	$ 14,027	14,027	14,027	$ 14,027	14,027	$ 14,027	12,964		11,982	12,204		11,158	11,384	11,147	10,724	10,164		9,893	10,000
Average Annual Return, Percent	6.66%			4.05%		3.44%
C000032266 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class C) —excluding sales charge
Average Annual Return, Percent	7.49%			4.05%		3.44%
C000032267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class R)
Account Value	$ 14,969	14,969	14,969	$ 14,969	14,969	$ 14,969	13,802		12,725	12,862		11,673	11,818	11,501	10,968	10,318		9,969	10,000
Average Annual Return, Percent	7.93%			4.32%		3.59%
C000071348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class Y)
Account Value	$ 14,969	14,969	14,969	$ 14,969	14,969	$ 14,969	13,802		12,725	12,862		11,673	11,818	11,501	10,968	10,318		9,969	10,000
Average Annual Return, Percent	8.30%			4.84%		4.12%
C000032268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class R5)
Account Value	$ 14,231	14,231	14,231	$ 14,231	14,231	$ 14,231	13,204		12,216	12,408		11,335	11,516	11,262	10,794	10,219		9,921	10,000
Average Annual Return, Percent	8.31%			4.84%		4.12%
C000120775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class R6)
Account Value	$ 15,068	15,068	15,068	$ 15,068	15,068	$ 15,068	13,903		12,787	12,915		11,746	11,863	11,533	10,987	10,327		9,994	10,000
Average Annual Return, Percent	8.54%			4.90%		4.18%
C000039690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class A) —including sales charge
Account Value	$ 12,762	12,762	12,762	$ 12,762	12,762	$ 12,762	11,295		11,607	13,415		10,759	11,765	10,825	10,498	10,216		9,159	9,450
Average Annual Return, Percent	6.77%			0.49%		2.47%
C000039690 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	12.96%			1.64%		3.05%
C000039692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class C) —including sales charge
Account Value	$ 12,716	12,716	12,716	$ 12,716	12,716	$ 12,716	11,257		11,568	13,475		10,885	11,991	11,114	10,859	10,648		9,617	10,000
Average Annual Return, Percent	11.13%			0.87%		2.43%
C000039692 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	12.13%			0.87%		2.43%
C000071349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class Y)
Account Value	$ 13,849	13,849	13,849	$ 13,849	13,849	$ 13,849	12,225		12,548	14,456		11,557	12,609	11,571	11,193	10,877		9,725	10,000
Average Annual Return, Percent	13.29%			1.89%		3.31%
C000039693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class R5)
Account Value	$ 13,937	13,937	13,937	$ 13,937	13,937	$ 13,937	12,292		12,591	14,541		11,613	12,660	11,617	11,229	10,891		9,732	10,000
Average Annual Return, Percent	13.38%			1.94%		3.38%
C000120776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class R6)
Account Value	$ 14,073	14,073	14,073	$ 14,073	14,073	$ 14,073	12,390		12,697	14,618		11,664	12,702	11,645	11,234	10,897		9,730	10,000
Average Annual Return, Percent	13.58%			2.07%		3.48%
C000076854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class A) —including sales charge
Account Value	$ 11,906	11,906	11,906	$ 11,906	11,906	$ 11,906	10,873		10,938	12,746		12,353	11,514	10,508	10,669	10,370		9,662	9,575
Average Annual Return, Percent	4.79%			(0.20%)		1.76%
C000076854 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class A) —excluding sales charge
Average Annual Return, Percent	9.45%			0.66%		2.20%
C000076856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class C) —including sales charge
Account Value	$ 11,717	11,717	11,717	$ 11,717	11,717	$ 11,717	10,705		10,768	12,633		12,347	11,583	10,659	10,895	10,679		10,025	10,000
Average Annual Return, Percent	7.64%			(0.07%)		1.60%
C000076856 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class C) —excluding sales charge
Average Annual Return, Percent	8.64%			(0.07%)		1.60%
C000076857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class R)
Account Value	$ 12,133	12,133	12,133	$ 12,133	12,133	$ 12,133	11,113		11,207	13,081		12,721	11,875	10,874	11,059	10,786		10,075	10,000
Average Annual Return, Percent	9.18%			0.43%		1.95%
C000076858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class Y)
Account Value	$ 12,755	12,755	12,755	$ 12,755	12,755	$ 12,755	11,626		11,665	13,555		13,106	12,185	11,094	11,225	10,894		10,125	10,000
Average Annual Return, Percent	9.72%			0.92%		2.46%
C000076859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class R5)
Account Value	$ 12,761	12,761	12,761	$ 12,761	12,761	$ 12,761	11,630		11,669	13,551		13,112	12,181	11,099	11,231	10,895		10,125	10,000
Average Annual Return, Percent	9.72%			0.93%		2.47%
C000120777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class R6)
Account Value	$ 12,821	12,821	12,821	$ 12,821	12,821	$ 12,821	12,858		14,924	14,417		13,397	12,188	12,337	11,964	11,108		10,963	10,000
Average Annual Return, Percent	9.77%			0.97%		2.52%
C000084366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class A) —including sales charge
Account Value	$ 18,750	18,750	18,750	$ 18,750	18,750	$ 18,750	16,028		15,227	16,261		12,411	11,988	12,104	11,186	9,985		9,294	9,450
Average Annual Return, Percent	10.48%			8.12%		6.49%
C000084366 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	16.93%			9.35%		7.09%
C000084368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class C) —including sales charge
Account Value	$ 18,691	18,691	18,691	$ 18,691	18,691	$ 18,691	15,985		15,185	16,330		12,567	12,216	12,434	11,574	10,407		9,752	10,000
Average Annual Return, Percent	15.13%			8.55%		6.45%
C000084368 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	16.13%			8.55%		6.45%
C000084371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class R)
Account Value	$ 19,346	19,346	19,346	$ 19,346	19,346	$ 19,346	16,572		15,802	16,897		12,937	12,518	12,682	11,743	10,512		9,802	10,000
Average Annual Return, Percent	16.74%			9.10%		6.82%
C000084369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class Y)
Account Value	$ 20,327	20,327	20,327	$ 20,327	20,327	$ 20,327	17,339		16,429	17,499		13,336	12,835	12,939	11,917	10,610		9,851	10,000
Average Annual Return, Percent	17.23%			9.63%		7.35%
C000084370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class R5)
Account Value	$ 20,465	20,465	20,465	$ 20,465	20,465	$ 20,465	17,434		16,527	17,579		13,390	12,878	12,974	11,942	10,636		9,868	10,000
Average Annual Return, Percent	17.39%			9.71%		7.42%
C000120778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class R6)
Account Value	$ 20,619	20,619	20,619	$ 20,619	20,619	$ 20,619	17,551		16,627	17,690		13,452	12,939	13,012	11,977	10,646		9,867	10,000
Average Annual Return, Percent	17.48%			9.77%		7.50%
C000084376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class A) —including sales charge
Account Value	$ 21,833	21,833	21,833	$ 21,833	21,833	$ 21,833	17,841		16,520	17,190		11,805	12,347	12,996	11,608	9,930		9,200	9,450
Average Annual Return, Percent	15.67%			10.82%		8.12%
C000084376 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	22.39%			12.08%		8.74%
C000084378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class C) —including sales charge
Account Value	$ 21,806	21,806	21,806	$ 21,806	21,806	$ 21,806	17,817		16,497	17,290		11,963	12,599	13,356	12,015	10,357		9,667	10,000
Average Annual Return, Percent	20.44%			11.27%		8.11%
C000084378 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	21.44%			11.27%		8.11%
C000084381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class R)
Account Value	$ 22,537	22,537	22,537	$ 22,537	22,537	$ 22,537	18,467		17,138	17,879		12,315	12,902	13,620	12,193	10,461		9,714	10,000
Average Annual Return, Percent	22.03%			11.80%		8.46%
C000084379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class Y)
Account Value	$ 23,694	23,694	23,694	$ 23,694	23,694	$ 23,694	19,315		17,839	18,512		12,684	13,230	13,894	12,375	10,565		9,761	10,000
Average Annual Return, Percent	22.67%			12.36%		9.01%
C000084380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class R5)
Account Value	$ 23,863	23,863	23,863	$ 23,863	23,863	$ 23,863	19,450		17,949	18,622		12,752	13,287	13,942	12,410	10,583		9,771	10,000
Average Annual Return, Percent	22.69%			12.42%		9.09%
C000120779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class R6)
Account Value	$ 24,075	24,075	24,075	$ 24,075	24,075	$ 24,075	19,608		18,081	18,746		12,825	13,351	14,001	12,450	10,608		9,781	10,000
Average Annual Return, Percent	22.77%			12.51%		9.18%
C000084406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class A) —including sales charge
Account Value	$ 24,528	24,528	24,528	$ 24,528	24,528	$ 24,528	20,633		19,084	20,941		14,767	13,664	13,676	11,737	10,441		9,349	9,450
Average Annual Return, Percent	12.35%			11.15%		9.39%
C000084406 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class A) —excluding sales charge
Average Annual Return, Percent	18.88%			12.42%		10.01%
C000084404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class C) —including sales charge
Account Value	$ 24,489	24,489	24,489	$ 24,489	24,489	$ 24,489	20,599		19,053	21,068		14,959	13,945	14,062	12,149	10,890		9,819	10,000
Average Annual Return, Percent	17.01%			11.59%		9.37%
C000084404 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class C) —excluding sales charge
Average Annual Return, Percent	18.01%			11.59%		9.37%
C000084407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class R)
Account Value	$ 25,310	25,310	25,310	$ 25,310	25,310	$ 25,310	21,341		19,793	21,770		15,392	14,279	14,326	12,323	10,990		9,867	10,000
Average Annual Return, Percent	18.60%			12.13%		9.73%
C000084405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class Y)
Account Value	$ 26,612	26,612	26,612	$ 26,612	26,612	$ 26,612	22,330		20,604	22,552		15,865	14,642	14,616	12,513	11,104		9,917	10,000
Average Annual Return, Percent	19.17%			12.69%		10.28%
C000120780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class R6)
Account Value	$ 26,910	26,910	26,910	$ 26,910	26,910	$ 26,910	22,557		20,795	22,738		15,979	14,731	14,688	12,559	11,130		9,930	10,000
Average Annual Return, Percent	19.30%			12.81%		10.41%
C000084420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class A) —including sales charge
Account Value	$ 30,315	30,315	30,315	$ 30,315	30,315	$ 30,315	23,972		20,785	23,539		18,042	14,870	14,527	12,211	10,568		9,445	9,450
Average Annual Return, Percent	19.48%			14.01%		11.73%
C000084420 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class A) —excluding sales charge
Average Annual Return, Percent	26.45%			15.31%		12.36%
C000084422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class C) —including sales charge
Account Value	$ 30,249	30,249	30,249	$ 30,249	30,249	$ 30,249	23,922		20,742	23,672		18,259	15,163	14,925	12,631	11,015		9,919	10,000
Average Annual Return, Percent	24.50%			14.47%		11.70%
C000084422 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class C) —excluding sales charge
Average Annual Return, Percent	25.50%			14.47%		11.70%
C000084423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class Y)
Account Value	$ 32,874	32,874	32,874	$ 32,874	32,874	$ 32,874	25,936		22,431	25,342		19,375	15,931	15,524	13,013	11,234		10,017	10,000
Average Annual Return, Percent	26.75%			15.59%		12.64%
C000188891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class R6)
Account Value	$ 32,850	32,850	32,850	$ 32,850	32,850	$ 32,850	25,891		22,370	25,249		19,295	15,854	15,445	12,943	11,183		9,995	10,000
Average Annual Return, Percent	26.87%			15.68%		12.63%
C000084424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class A) —including sales charge
Account Value	$ 32,437	32,437	32,437	$ 32,437	32,437	$ 32,437	24,660		20,386	27,900		22,500	15,472	15,288	12,707	10,233		9,476	9,450
Average Annual Return, Percent	24.27%			14.65%		12.49%
C000084424 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class A) —excluding sales charge
Average Annual Return, Percent	31.53%			15.96%		13.12%
C000084426 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class C) —including sales charge
Account Value	$ 32,321	32,321	32,321	$ 32,321	32,321	$ 32,321	24,574		20,315	28,020		22,759	15,772	15,701	13,146	10,668		9,954	10,000
Average Annual Return, Percent	29.52%			15.08%		12.45%
C000084426 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class C) —excluding sales charge
Average Annual Return, Percent	30.52%			15.08%		12.45%
C000095844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class R)
Account Value	$ 33,473	33,473	33,473	$ 33,473	33,473	$ 33,473	25,521		21,147	29,018		23,458	16,178	16,019	13,351	10,773		10,003	10,000
Average Annual Return, Percent	31.16%			15.65%		12.84%
C000084427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class Y)
Account Value	$ 35,208	35,208	35,208	$ 35,208	35,208	$ 35,208	26,703		22,025	30,061		24,179	16,590	16,346	13,550	10,887		10,056	10,000
Average Annual Return, Percent	31.85%			16.24%		13.41%
C000095845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class R5)
Account Value	$ 35,382	35,382	35,382	$ 35,382	35,382	$ 35,382	26,827		22,119	30,200		24,283	16,649	16,398	13,592	10,906		10,062	10,000
Average Annual Return, Percent	31.89%			16.27%		13.47%
C000120781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class R6)
Account Value	$ 35,674	35,674	35,674	$ 35,674	35,674	$ 35,674	27,039		22,271	30,385		24,417	16,732	16,459	13,631	10,929		10,073	10,000
Average Annual Return, Percent	31.94%			16.35%		13.56%
C000160735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class A) —including sales charge
Account Value	$ 12,592	12,592	12,592	$ 12,592	$ 12,592	$ 12,592	11,624		11,687	12,576		11,592	11,974	11,182	10,808	10,587	$ 9,750
Average Annual Return, Percent	5.57%			0.50%	2.62%
C000160735 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	8.33%			1.01%	2.91%
C000160736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class C) —including sales charge
Account Value	$ 12,166	12,166	12,166	$ 12,166	$ 12,166	12,166	11,236		11,371	12,332		11,461	11,919	11,213	10,920	10,778	10,000
Average Annual Return, Percent	6.53%			0.27%	2.22%
C000160736 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	7.53%			0.27%	2.22%
C000160737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class Y)
Account Value	$ 13,203	13,203	13,203	$ 13,203	$ 13,203	13,203	12,169		12,191	13,086		12,043	12,409	11,559	11,134	10,890	10,000
Average Annual Return, Percent	8.48%			1.25%	3.16%
C000160738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class R5)
Account Value	$ 13,321	13,321	13,321	$ 13,321	$ 13,321	13,321	12,250		12,219	13,128		12,068	12,420	11,560	11,145	10,890	10,000
Average Annual Return, Percent	8.73%			1.41%	3.27%
C000188892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class R6)
Account Value	$ 13,203	13,203	13,203	$ 13,203	$ 13,203	13,203	12,156		12,170	13,053		12,005	12,368	11,512	11,099	10,859	10,000
Average Annual Return, Percent	8.68%			1.31%	3.16%
C000209156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Municipal Fund (Class A)
Account Value	$ 11,795	11,795	11,795	$ 11,795	$ 11,795	$ 11,795	11,392		11,164	11,285		11,204	10,969	10,617	10,539	10,381		10,112	10,000
Average Annual Return, Percent	3.53%			1.46%		1.66%
C000209154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Municipal Fund (Class Y)
Account Value	$ 12,091	12,091	12,091	$ 12,091	12,091	$ 12,091	11,649		11,387	11,512		11,371	11,106	10,722	10,618	10,432		10,137	10,000
Average Annual Return, Percent	3.80%			1.71%		1.92%
C000209155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Municipal Fund (Class R6)
Account Value	$ 12,056	12,056	12,056	$ 12,056	12,056	$ 12,056	11,576		11,338	11,424		11,275	10,976	10,617	10,539	10,381		10,112	10,000
Average Annual Return, Percent	4.15%			1.90%		1.89%
C000209161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class A) —including sales charge
Account Value	$ 13,514	13,514	13,514	$ 13,514	13,514	$ 13,514	12,358		11,367	11,323		10,078	11,103	11,224	10,758	10,032		9,672	9,675
Average Annual Return, Percent	5.86%			3.31%		3.06%
C000209161 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class A) —excluding sales charge
Average Annual Return, Percent	9.35%			4.01%		3.40%
C000209162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class C) —including sales charge
Account Value	$ 13,140	13,140	13,140	$ 13,140	13,140	$ 13,140	12,016		11,053	11,107		9,962	11,041	11,260	10,874	10,216		9,923	10,000
Average Annual Return, Percent	7.70%			3.26%		2.77%
C000209162 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class C) —excluding sales charge
Average Annual Return, Percent	8.53%			3.26%		2.77%
C000209160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class R)
Account Value	$ 13,641	13,641	13,641	$ 13,641	13,641	$ 13,641	12,488		11,531	11,499		10,274	11,333	11,500	11,037	10,330		9,972	10,000
Average Annual Return, Percent	9.07%			3.78%		3.15%
C000209159 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class Y)
Account Value	$ 14,332	14,332	14,332	$ 14,332	14,332	$ 14,332	13,055		11,996	11,904		10,583	11,617	11,731	11,202	10,420		10,021	10,000
Average Annual Return, Percent	9.45%			4.29%		3.66%
C000209158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class R5)
Account Value	$ 14,208	14,208	14,208	$ 14,208	14,208	$ 14,208	12,935		11,879	11,776		10,469	11,479	11,601	11,120	10,369		9,997	10,000
Average Annual Return, Percent	9.68%			4.36%		3.57%
C000209157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class R6)
Account Value	$ 14,476	14,476	14,476	$ 14,476	14,476	$ 14,476	13,174		12,080	11,994		10,653	11,680	11,766	11,240	10,447		10,040	10,000
Average Annual Return, Percent	9.55%			4.39%		3.77%
C000209169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Capital Appreciation Fund (Class A) —including sales charge
Account Value	$ 30,803	30,803	30,803	$ 30,803	30,803	$ 30,803	23,311		20,142	26,346		20,238	14,516	14,097	11,726	9,945		9,748	9,450
Average Annual Return, Percent	24.88%			14.93%		11.91%
C000209169 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Capital Appreciation Fund (Class A) —excluding sales charge
Average Annual Return, Percent	32.15%			16.24%		12.54%
C000209174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Capital Appreciation Fund (Class C) —including sales charge
Account Value	$ 30,643	30,643	30,643	$ 30,643	30,643	$ 30,643	23,190		20,038	26,419		20,453	14,784	14,470	12,126	10,366		10,237	10,000
Average Annual Return, Percent	30.10%			15.34%		11.85%
C000209174 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Capital Appreciation Fund (Class C) —excluding sales charge
Average Annual Return, Percent	31.10%			15.34%		11.85%
C000209170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Capital Appreciation Fund (Class R)
Account Value	$ 31,739	31,739	31,739	$ 31,739	31,739	$ 31,739	24,082		20,863	27,364		21,077	15,159	14,763	12,310	10,468		10,289	10,000
Average Annual Return, Percent	31.79%			15.93%		12.24%
C000209171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Capital Appreciation Fund (Class Y)
Account Value	$ 33,342	33,342	33,342	$ 33,342	33,342	$ 33,342	25,172		21,699	28,321		21,712	15,536	15,056	12,494	10,574		10,338	10,000
Average Annual Return, Percent	32.43%			16.50%		12.80%
C000209172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Capital Appreciation Fund (Class R5)
Account Value	$ 33,066	33,066	33,066	$ 33,066	33,066	$ 33,066	24,962		21,519	28,081		21,510	15,376	14,918	12,408	10,524		10,316	10,000
Average Annual Return, Percent	32.43%			16.55%		12.70%
C000209173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Capital Appreciation Fund (Class R6)
Account Value	$ 33,903	33,903	33,903	$ 33,903	33,903	$ 33,903	25,579		22,034	28,734		22,000	15,722	15,167	12,565	10,613		10,359	10,000
Average Annual Return, Percent	32.54%			16.61%		12.99%
C000209176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class A) —including sales charge
Account Value	$ 29,339	29,339	29,339	$ 29,339	29,339	$ 29,339	23,986		22,470	30,414		22,160	17,303	16,695	12,117	10,580		10,395	9,450
Average Annual Return, Percent	15.59%			9.89%		11.36%
C000209176 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class A) —excluding sales charge
Average Annual Return, Percent	22.33%			11.14%		12.00%
C000209180 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class C) —including sales charge
Account Value	$ 29,213	29,213	29,213	$ 29,213	29,213	$ 29,213	23,880		22,371	30,514		22,401	17,628	17,139	12,535	11,027		10,917	10,000
Average Annual Return, Percent	20.38%			10.29%		11.32%
C000209180 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class C) —excluding sales charge
Average Annual Return, Percent	21.38%			10.29%		11.32%
C000209178 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class R)
Account Value	$ 30,242	30,242	30,242	$ 30,242	30,242	$ 30,242	24,789		23,283	31,600		23,083	18,072	17,484	12,723	11,137		10,971	10,000
Average Annual Return, Percent	21.98%			10.85%		11.70%
C000209177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class Y)
Account Value	$ 31,791	31,791	31,791	$ 31,791	31,791	$ 31,791	25,929		24,230	32,726		23,785	18,531	17,837	12,915	11,250		11,026	10,000
Average Annual Return, Percent	22.61%			11.40%		12.26%
C000209175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class R5)
Account Value	$ 31,599	31,599	31,599	$ 31,599	31,599	$ 31,599	25,741		24,027	32,432		23,561	18,329	17,667	12,822	11,196		11,000	10,000
Average Annual Return, Percent	22.76%			11.51%		12.19%
C000209179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class R6)
Account Value	$ 32,308	32,308	32,308	$ 32,308	32,308	$ 32,308	26,313		24,557	33,120		24,038	18,694	17,964	12,988	11,293		11,048	10,000
Average Annual Return, Percent	22.78%			11.56%		12.44%
C000222272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco NASDAQ 100 Index Fund (Class R6)
Account Value	$ 16,596	16,596	$ 16,596	$ 16,596	16,596	$ 16,596	13,081		10,229	12,926	$ 10,000
Average Annual Return, Percent	26.89%		13.94%
C000241066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SMA Municipal Bond Fund
Account Value	$ 10,903	$ 10,903	$ 10,903	10,903	10,903	10,903	10,036	$ 10,000
Average Annual Return, Percent	6.91%	5.84%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,882	$ 33,882	33,882	$ 33,882	33,882	$ 33,882	26,650		22,986	25,893		19,740	16,189	15,730	13,145	11,309		10,048	10,000
Average Annual Return, Percent	27.14%			15.92%		12.98%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	11,765	11,765	$ 11,765	11,765	$ 11,765	10,965		11,098	12,542		12,553	11,789	10,701	10,814	10,761		10,156	10,000
Average Annual Return, Percent	7.30%			(0.04%)		1.64%
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 24,948	24,948	24,948	$ 24,948	24,948	$ 24,948	20,049		17,343	20,421		15,737	13,475	13,440	11,883	10,228		9,587	10,000
Average Annual Return, Percent	24.43%			13.11%		9.57%
Nasdaq Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
Account Value	$ 15,382	15,382	$ 15,382	$ 15,382	15,382	$ 15,382	12,098		10,095	12,941	10,000
Average Annual Return, Percent	27.15%		11.73%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,388	$ 12,388	$ 12,388	$ 12,388	$ 12,388	$ 12,388	11,659	10,000	11,454	12,461		12,047	11,678	10,787	10,722	10,624	10,000	10,238	10,000
Average Annual Return, Percent	6.25%	4.92%		1.19%	2.43%	2.48%
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 15,867	$ 15,867	15,867	$ 15,867	$ 15,867	$ 15,867	14,450		13,247	13,224		12,187	12,119	11,722	11,133	10,518		10,139	10,000
Average Annual Return, Percent	9.81%			5.54%		4.72%
FTSE EPRA NAREIT Developed Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index (Net)
Account Value	$ 13,553	13,553	13,553	$ 13,553	13,553	$ 13,553	11,539		12,171	14,651		10,987	12,729	11,772	11,160	11,171		9,522	10,000
Average Annual Return, Percent	17.45%			1.26%		3.09%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 23,360	23,360	23,360	$ 23,360	23,360	$ 23,360	19,282		17,756	18,935		13,877	13,762	13,677	12,161	10,899		9,652	10,000
Average Annual Return, Percent	21.15%			11.16%		8.85%
Bloomberg U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Index
Account Value	$ 11,910	11,910	11,910	$ 11,910	11,910	$ 11,910	11,109		11,206	12,774		12,788	11,922	10,700	10,838	10,798		10,109	10,000
Average Annual Return, Percent	7.21%			(0.02%)		1.76%
Lipper Large Cap Value Funds Index [Member]
Account Value [Line Items]
Account Value	$ 25,446	25,446	25,446	$ 25,446	25,446	$ 25,446	20,497		18,380	19,732		14,480	13,894	13,924	12,138	10,679		9,623	10,000
S And P 500 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Index
Account Value	$ 27,357	27,357	27,357	$ 27,357	27,357	$ 27,357	22,895		21,069	22,987		16,108	14,855	14,794	12,632	11,174		9,951	10,000
Average Annual Return, Percent	19.49%			12.99%		10.59%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 44,223	44,223	44,223	$ 44,223	44,223	$ 44,223	33,822		27,737	34,268		26,662	18,472	17,715	13,924	11,525		10,426	10,000
Average Annual Return, Percent	30.75%			19.08%		16.03%
Custom Invesco Short Duration High Yield Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Short Duration High Yield Municipal Index
Account Value	$ 13,401	$ 13,401	13,401	$ 13,401	$ 13,401	$ 13,401	12,371	10,000	12,220	13,126		12,280	11,971	11,221	10,859	10,692	10,000
Average Annual Return, Percent	8.33%	6.77%		2.28%	3.34%
S And P Municipal Bond High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond High Yield Index
Account Value	$ 14,956	$ 14,956	14,956	$ 14,956	$ 14,956	$ 14,956	13,476	10,000	13,346	14,782		13,306	12,966	11,903	11,296	11,083	10,000
Average Annual Return, Percent	10.98%	8.81%		2.90%	4.62%
Bloomberg U S Aggregate Bond C000160735 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value																	$ 10,000
Average Annual Return, Percent	7.30%			(0.04%)	1.59%
Bloomberg U S Aggregate Bond C000160736 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			0.04%	1.59%
Bloomberg U S Aggregate Bond C000160737 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.04%)	1.59%
Bloomberg U S Aggregate Bond C000160738 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.04%)	1.59%
Bloomberg U S Aggregate Bond C000188892 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.04%)	1.59%
Bloomberg U S Aggregate Bond C000209156 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.04%)		1.64%
Bloomberg U S Aggregate Bond C000209154 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.04%)		1.64%
Bloomberg U S Aggregate Bond C000209155 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.04%)		1.64%
S And P Municipal Bond Short Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short Index
Account Value	$ 11,432	$ 11,432	11,432	$ 11,432	$ 11,432	$ 11,432	10,948		10,777	11,061		10,966	10,711	10,360	10,324	10,221		10,065	10,000
Average Annual Return, Percent	4.43%			1.31%		1.35%
JP Morgan Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Leveraged Loan Index
Account Value	$ 16,415	16,415	16,415	$ 16,415	16,415	$ 16,415	14,929		13,568	13,473		12,410	12,281	11,853	11,249	10,649		10,212	10,000
Average Annual Return, Percent	9.95%			5.97%		5.08%
Custom Invesco Senior Floating Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Senior Floating Rate Index
Account Value	$ 16,424	16,424	16,424	$ 16,424	16,424	$ 16,424	14,937		13,576	13,481		12,417	12,288	11,860	11,256	10,655		10,218	10,000
Average Annual Return, Percent	9.95%			5.97%		5.09%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 22,006	22,006	22,006	$ 22,006	22,006	$ 22,006	18,701		17,514	23,433		17,280	14,734	16,559	12,668	10,884		10,511	10,000
Average Annual Return, Percent	17.67%			8.35%		8.21%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,655	21,655	21,655	$ 21,655	21,655	$ 21,655	18,278		17,466	21,270		$ 14,461	$ 13,640	$ 15,659	$ 12,483	$ 10,862		$ 10,003	$ 10,000
Average Annual Return, Percent	18.47%			9.68%		8.03%
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100® Index
Account Value	$ 16,713	$ 16,713	$ 16,713	$ 16,713	$ 16,713	$ 16,713	$ 13,129		$ 10,302	$ 12,980	$ 10,000
Average Annual Return, Percent	27.30%		14.15%
Bloomberg U S Aggregate Bond C000241066 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value								$ 10,000
Average Annual Return, Percent	7.30%	5.56%